Supplemental cash flow information - Changes in operating assets and liabilities - (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Supplemental cash flow information
Trade and other receivables	$ 64.4	$ 45.7
Construction contract assets	(40.1)	58.7
Financial assets, other	41.2	(45.0)
Inventories	1.1	1.4
Current tax assets	(37.4)	(25.3)
Non-financial assets	31.5	(4.0)
Orbital receivables	(5.8)	(8.7)
Trade and other payables	(17.6)	22.4
Financial liabilities, other	4.7	(11.2)
Provisions	11.8	(0.2)
Construction contract liabilities	(39.7)	(147.9)
Employee benefits	(24.1)	3.0
Non-financial liabilities	(32.5)	(8.1)
Total changes in operating assets and liabilities	$ (42.5)	$ (119.2)